Earnings per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted									74,000		68,000		48,000
Numerator - Basic and Diluted [Abstract]
Net income	$ (112,634)	$ 5,173,624	$ 3,134,729	$ 79,409	$ (132,374)	$ 4,242,677	$ 3,249,376	$ (158,903)	$ 8,275,128		$ 7,200,776		$ 5,783,998
Less: dividends paid									5,289,911		4,951,002		4,762,257
Payments of Ordinary Dividends, Common Stock									(5,289,911)		(4,951,002)		(4,762,000)
Undistributed earnings									2,985,000		2,250,000		1,022,000
Percentage allocated to common shares (in hundredths)									99.40%	[1]	99.40%	[1]	99.60%	[1]
Undistributed earnings allocated to common shares									2,966,000		2,238,000		1,018,000
Add: dividends declared allocated to common shares									5,263,000		4,930,000		4,747,000
Net income available to common shares									$ 8,229,000		$ 7,168,000		$ 5,765,000
Denominator - Basic [Abstract]
Weighted average Common shares (in shares)									6,918,725	[2]	6,843,455		6,777,186
Per common share net income [Abstract]
Basic (in dollars per share)	$ (0.01)	$ 0.74	$ 0.45	$ 0.01	$ (0.02)	$ 0.62	$ 0.47	$ (0.02)	$ 1.19		$ 1.05		$ 0.85
Diluted (in dollars per share)									$ 1.19		$ 1.05		$ 0.85
Percentage allocated to common shares - weighted average [Abstract]
Weighted average Common shares (in shares)									6,918,725	[2]	6,843,455		6,777,186
Unvested participating shares (in shares)									44,750	[3]	38,417	[3]	28,082	[3]
Total (in shares)									6,963,475		6,881,872		6,805,268

[1]	Percentage allocated to weighted average common shares outstanding: Common shares outstanding 6,918,725 6,843,455 6,777,186Unvested participating shares outstanding (c)44,750 38,417 28,082Total6,963,475 6,881,872 6,805,268 Percentage allocated to common shares99.4% 99.4% 99.6%
[2]	Under our Incentive Compensation Plan, recipients of performance share awards receive unvested non-participating shares, as further discussed in Note 17 of the Notes to Consolidated Financial Statements. Unvested non-participating shares become dilutive in the interim quarter-end in which the performance objective is met. If the performance objective continues to be met through the end of the performance period, these shares become unvested participating shares as of the fiscal year-end, as further discussed in (c). The weighted average number of unvested non-participating shares outstanding during a period is included in the diluted earnings per common share calculation using the treasury stock method, unless the effect of including such shares would be antidilutive. There were no unvested non-participating shares outstanding as of June 30, 2014, 2013 and 2012.
[3]	Certain awards under our shareholder approved incentive compensation plan, as further discussed in Note 17 of the Notes to Consolidated Financial Statements, provide the recipients of the awards all the rights of a shareholder of Delta including the right to dividends declared on common shares. Any unvested shares which are participating in dividends are considered participating securities and are included in our computation of basic and diluted earnings per share using the two-class method unless the effect of including such shares would be antidilutive. There were no antidilutive shares in 2014, 2013 and 2012. There were 74,000, 68,000 and 48,000 unvested participating shares outstanding as of June 30, 2014, 2013 and 2012, respectively.